11. SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
SEGMENT INFORMATION

Geographic information is as follows:

	March 31, 2014	December 31, 2013

Identifiable assets
USA	$47,375,552	$49,405,542
Canada	43,398,773	45,822,245
Australia	1,614,642	1,642,736
Mongolia	363,644	504,408
Other	31,439	20,174
	$92,784,050	$97,395,105